Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 10,018	$ 12,929
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	626	827
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	153	224
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 9,239	$ 11,878